LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Activity of Loans [Abstract]
Beginning balance	[1]	$ 66,217,225
Notes repurchase result		414,204		$ (602,794)	$ 0
Payment of loans		0		(2,043,917)	0
Principal payments of lease liabilities	[2]	597,517		288,252	306,673
Cost of repurchase of notes		(959,594)		(1,509,131)	0
Ending balance	[1]	52,579,362	[3]	66,217,225
Amount cancelled through offsetting of principal payments maintained with creditor		597,517		288,252
Amount cancelled through offsetting of interest paid maintained with creditor		315,281		424,046
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		4,366,261		4,885,463
Inflation adjustment restatement		(1,624,395)		(1,924,738)
Accrued interest		291,753		365,787
Effect of foreign exchange effect		888,236		1,735,430
VAT unpaid installments		13,456		16,617
Notes repurchase result		0		0
Payment of loans		0		0
Principal payments of lease liabilities	[4]	(597,517)		(288,252)
Cost of repurchase of notes		0		0
Interest paid	[5]	(315,281)		(424,046)
Ending balance		3,022,513		4,366,261	4,885,463
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		61,850,964		64,124,789
Inflation adjustment restatement		(23,100,500)		(18,908,348)
Accrued interest		3,758,762		4,174,649
Effect of foreign exchange effect		11,342,907		20,762,265
VAT unpaid installments		0		0
Notes repurchase result		414,204		(602,794)
Payment of loans		0		(2,043,917)
Cost of repurchase of notes		(959,594)		(1,509,131)
Interest paid	[5]	(3,749,894)		(4,146,549)
Ending balance		$ 49,556,849		$ 61,850,964	$ 64,124,789

[1]	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.
[2]	Cancelled through compensation with trade receivables with the creditor. See Note 13.
[3]	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
[4]	For the years ended on December 31, 2021 and 2020, Ps. 597,517 and Ps. 288,252 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
[5]	For the years ended on December 31, 2021 and 2020, Ps. 315,281 and Ps. 424,046, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).